SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Option Indexed to Issuer's Equity [Line Items]
Expected term (years)	5 years	5 years 8 months 26 days
Expected stock price volatility	280.82%	296.25%
Weighted-average risk-free interest rate	3.65%	0.62%
Expected dividend	0.00%	0.00%